Investments Accounted for Using the Equity Method - Summary of Investments Accounted for Using the Equity Method (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in associates	$ 16,500,670	$ 594,833	$ 12,335,239
Investments in joint ventures	495,930	17,878	471,434
Investments accounted for using the equity method	$ 16,996,600	$ 612,711	$ 12,806,673	$ 12,085,207